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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379


                            Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Real Estate Shares
          SCHEDULE OF INVESTMENTS  3/31/2007 (unaudited)

Shares                                                      Value

          COMMON STOCKS - 97.3 %
          Consumer Services - 3.7 %
          Hotels, Resorts & Cruise Lines - 3.7 %
169,000   Hilton Hotels Corp.                            $ 6,077,240
70,000    Starwood Hotels & Resorts                        4,539,500
                                                         $10,616,740
          Total Consumer Services                        $10,616,740
          Real Estate - 93.0 %
          Diversified Real Estate Investment Trusts - 8.5 %
179,500   Liberty Property Trust (b)                     $ 8,745,240
42,000    PS Business Parks, Inc.                          2,961,840
125,000   Spirit Finance Corp.                             1,862,500
93,000    Vornado Realty Trust (b)                        11,098,620
                                                         $24,668,200
          Industrial Real Estate Investment Trusts - 8.0 %
104,400   AMB Property Corp.                             $ 6,137,676
332,900   DCT Industrial Trust, Inc.                       3,938,207
69,600    First Potomac Realty Trust                       1,988,472
172,000   ProLogis Trust                                  11,167,960
                                                         $23,232,315
          Mortgage Real Estate Investment Trusts - 0.9 %
56,600    iStar Financial, Inc.                          $ 2,650,578
          Office Real Estate Investment Trusts - 14.1 %
76,000    BioMed Property Trust, Inc.                    $ 1,998,800
135,000   Boston Properties, Inc.                         15,849,000
170,000   Brandywine Realty Trust                          5,679,700
68,000    Corporate Office Properties                      3,106,240
42,000    Digital Realty Trust, Inc.                       1,675,800
116,000   Highwoods Properties, Inc.                       4,580,840
271,000   HRPT Properties Trust                            3,333,300
61,000    Kilroy Realty Corp. (b)                          4,498,750
                                                         $40,722,430
          Real Estate Management & Development - 3.7 %
264,000   Brookfield Properties Corp.                    $10,639,200
          Residential Real Estate Investment Trusts - 17.6 %
60,000    Apartment Investment & Management Co.          $ 3,461,400
180,000   Archstone-Smith Trust                            9,770,400
78,000    AvalonBay Communities, Inc. (b)                 10,140,000
109,700   Camden Property Trust                            7,713,007
301,000   Equity Residential Property Trust               14,517,230
31,900    Home Properties, Inc. (b)                        1,684,639
118,900   United Dominion Realty Trust                     3,640,718
                                                         $50,927,394
          Retail Real Estate Investment Trusts - 27.6 %
88,700    Cedar Shopping Centers, Inc.                   $ 1,436,940
173,400   Developers Diversifies Realty Corp.             10,906,860
82,000    Federal Realty Investment Trust                  7,430,840
125,200   General Growth Pro TLB SC                        8,084,164
99,400    Kimco Realty Corp.                               4,844,756
51,100    Kite Realty Group Trust                          1,019,445
102,000   Regency Centers Corp.                            8,522,100
212,900   Simon Property Group, Inc.                      23,685,125
81,400    Taubman Centers, Inc.                            4,720,386
96,400    The Macerich Co.                                 8,903,504
                                                         $79,554,120
          Specialized Real Estate Investment Trusts - 12.5 %
105,000   Ashford Hospitality Trust                      $ 1,253,700
202,300   Extra Space Storage, Inc.                        3,831,562
27,800    Healthcare Realty Trust, Inc.                    1,036,940
27,600    Hospitality Properties Trust                     1,291,680
432,900   Host Hotels & Resorts, Inc.                     11,389,599
167,000   Nationwide Health Properties, Inc.               5,220,420
127,000   Public Storage, Inc.                            12,023,090
                                                         $36,046,991
          Total Real Estate                              $268,441,228
          Telecommunication Services - 0.6 %
          Integrated Telecommunication Services - 0.6 %
49,300    Health Care PPTYS Invest, Inc.                 $ 1,776,279
          Total Telecommunication Services               $ 1,776,279
          TOTAL COMMON STOCKS
          (Cost  $167,887,326)                           $280,834,247

          TEMPORARY CASH INVESTMENTS - 6.4 %
          Repurchase Agreement - 2.3 %
6,500,000 UBS Warburg, Inc., 5.18%, dated 4/2/07, with
          a repurchase price of $6,500,000 plus accrued
          interest on 4/2/07 collateralized by $6,793,000
          U.S. Treasury Note, 4.81%, 9/20/07             $ 6,500,000
          Security Lending Collateral - 4.1 %
12,039,376Securities Lending Investment Fund, 5.26%      $12,039,376
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $18,539,376)                            $18,539,376
          TOTAL INVESTMENT IN SECURITIES - 100.5%
          (Cost  $186,426,702) (a)                       $287,334,247
          OTHER ASSETS AND LIABILITIES (0.5)%            $(1,430,924)
          TOTAL NET ASSETS - 100.0%                      $288,765,171

*         Non-income producing security.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $187,129,825 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax c$  113,138,445

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over val  (80,401)
          Net unrealized gain                            $113,058,044

(b)       At March 31, 2007, the following securities were out on loan:
Shares                       Security                       Value
40,000    AvalonBay Communities, Inc.                    $      5,200,000
7,842     Home Properties, Inc.                                    414,136
177,705   Liberty Property Trust                                8,657,787
16,107    Vornado Realty Trust                                  1,922,209
60,390    Kilroy Realty Corp.                                   4,453,763
          Total                                          $    20,647,895



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.